Document and Entity Information Document	Apr. 28, 2021	Jul. 20, 2020
Cover [Abstract]
Title of 12(b) Security		Common Stock, par value $0.01 per share
Entity Central Index Key		0001025835
Document Type		8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name		ENTERPRISE FINANCIAL SERVICES CORP
Entity Incorporation, State or Country Code		DE
Entity File Number		001-15373
Entity Tax Identification Number		43-1706259
Entity Address, Address Line One		150 N. Meramec Avenue,
Entity Address, City or Town		St. Louis,
Entity Address, State or Province		MO
Entity Address, Postal Zip Code		63105
City Area Code		314
Local Phone Number		725-5500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Trading Symbol		EFSC
Security Exchange Name		NASDAQ